Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
At December 31, 2021, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total (i)
2022	$118,356	$5,564	$123,920
2023	113,202	4,469	117,671
2024	109,726	3,820	113,546
2025	106,067	3,381	109,448
2026	101,730	3,055	104,785
Thereafter	781,260	5,598	786,858
Total lease payments	$1,330,341	$25,887	$1,356,228
Lease discount			(569,989)
Operating lease liability			$786,239
(i)The Company has certain leases subject to index adjustments. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.
Schedule of components of lease cost
The following table is a summary of the Company´s components of lease cost for fiscal years 2021, 2020 and 2019:

Lease Expense	Statements of Income Location	2021	2020	2019
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(94,254)	$(69,151)	$(104,236)
Franchised restaurants	Franchised restaurants - occupancy expenses	(29,969)	(23,510)	(34,727)
General and administrative	General and administrative expenses	(6,590)	(7,062)	(7,614)
Subtotal		(130,813)	(99,723)	(146,577)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(27,262)	(26,153)	(29,562)
Franchised restaurants	Franchised restaurants - occupancy expenses	(9,505)	(13,248)	(12,878)
Subtotal		(36,767)	(39,401)	(42,440)
Total lease expense		$(167,580)	$(139,124)	$(189,017)

Other information	2021
Weighted-average remaining lease term (years)
Operating leases	8
Weighted-average discount rate
Operating leases	6.5%